Subsequent Event (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Subsequent Event [Line Items]
Loss Contingency, Loss in Period	$ 120	$ 0	$ 0
Potential Mortgage Servicing Settlement and Claims [Member]
Subsequent Event [Line Items]
Loss Contingency, Loss in Period	120
contingency loss, loss in period, after tax	$ 81